Trade Accounts Payable	12 Months Ended
Dec. 31, 2022
Trade Accounts Payable [Abstract]
Trade Accounts Payable

19. Trade Accounts Payable

As of December 31, this caption comprises:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Invoices payable (a)	506,798	523,175	506,798	513,418	-	9,757
Received services to be invoiced (b)	400,418	508,448	400,418	508,448	-	-
Notes payable	5,610	5,390	5,610	5,390	-	-
	912,826	1,037,013	912,826	1,027,256	-	9,757

(a)	Invoices payable are obligations supported by formal documents. Find below the invoices payable according to the main projects:

In thousands of soles	2021	2022
Infrastructure
Linea–1 - Metro de Lima	15,616	43,768
Operation and maintenance - Roads	17,372	23,849
	32,988	67,617
Energy	43,501	87,282

Engineering and Construction
Cumbra Peru S.A. - Refineria Talara	109,930	84,891
Cumbra Peru S.A. - Aeropuerto Jorge Chavez	55,596	79,424
Vial y Vives - DSD S.A. - Obras de Ingenieria y Construccion	73,188	46,411
Cumbra Peru S.A. - Planta Concentradora y tunel Quellaveco	71,324	45,143
Cumbra Peru S.A. - Concentradora Toquepala	-	17,980
Cumbra Ingenieria S.A. - Proyecto Mina Gold Fields La Cima S.A.	3,810	12,546
Morelco S.A.S. - Obras de Ingenieria y Construccion	22,629	11,566
Cumbra Peru S.A. - Filtro de Relaves Quebrada Honda	1,055	10,930
Cumbra Peru S.A. - Planta de Flotacion de Particulas Gruesas	-	6,027
Cumbra Peru S.A. - Proyecto Gasoducto Piura	11,167	3,983
Cumbra Peru S.A. - Planta Generadora Machu Picchu	3,832	3,255
Cumbra Peru S.A. - Descolmatacion del Rio Chicama	2,974	2,380
Cumbra Peru S.A. – Centro Hidroelectrica Cerro del Aguila	2,199	1,120
Others	39,942	23,458
	397,646	349,114

Real Estate	9,769	15,035

Parent Company Operation	22,894	4,127

	506,798	523,175

(b)	Find below the balances corresponding to the main projects:

In thousands of soles	2021	2022
Infrastructure
Linea–1 - Metro de Lima	15,021	18,281
Operation and maintenance – Roads	27,303	29,292
	42,324	47,573

Energy	24,185	36,977

Engineering and Construction
Cumbra Peru S.A. - Aeropuerto Jorge Chavez (i)	18,430	152,492
Vial y Vives - DSD S.A. - Obras de Ingenieria y construccion	56,927	54,007
Cumbra Peru S.A. - Planta Concentradora y tunel Quellaveco	80,597	45,890
Morelco S.A.S. - Obras de Ingenieria y Construccion	22,718	31,690
Cumbra Peru S.A. - Refineria Talara	34,267	18,947
Cumbra Peru S.A. - Planta de Flotacion de Particulas Gruesas	-	14,966
Cumbra Ingenieria S.A. - Proyecto Mina Gold Fields La Cima S.A.	9,135	9,459
Cumbra Peru S.A. - Proyecto Gasoducto Piura	30,025	9,457
Cumbra Peru S.A. - Concentradora Toquepala	-	7,295
Cumbra Peru S.A. - Proyecto de Infraestructura Via Expresa Linea Amarilla	6,545	6,057
Cumbra Peru S.A. – Planta Oxidos Marcobre	1,819	3,737
Cumbra Peru S.A. - Filtro de Relaves Quebrada Honda	2,493	2,746
Cumbra Peru S.A. - Planta Generadora Machu Picchu	2,348	1,637
Others	31,974	31,792
	297,278	390,172

Real Estate	20,632	20,904

Parent Company Operation	15,999	12,822

	400,418	508,448

(i)	The variation at the end of 2022 corresponds to services received and not billed for the increase in activities of the EPC LAP3 project, related to the construction of the Jorge Chavez airport terminal.